united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive , Suite 450,Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/20

Item 1. Reports to Stockholders.

SIERRA TACTICAL ALL ASSET FUND
SIERRA TACTICAL CORE INCOME FUND
SIERRA TACTICAL MUNICIPAL FUND
SIERRA TACTICAL BOND FUND

Semi-Annual Report
March 31, 2020

1-866-738-4363
www.sierramutualfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.sierramutualfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Letter to Shareholders, March 2020

Dear Shareholders:

The six-month period ended March 31, 2020 was a tale of two markets. The first four and one-half months of the time under discussion marked a time of gains in most asset classes, including emerging markets bonds, high yield corporate bonds, global stocks, preferred stocks and more. An accommodative Federal Reserve, strong economic numbers, progress on trade talks between the U.S. and China and solid profit outlooks supported an optimistic backdrop.

By February, reports of COVID-19 spreading across the U.S., subsequent shuttering of businesses here and around the globe and a dispute over oil prices between Russia and Saudi Arabia that resulted in a crash in oil prices shattered any enthusiasm. Like a black swan against the midnight sky, no one saw it coming.

The sharp change in events once again shows that it is futile to make predictions about any markets with any semblance of accuracy. In the toughest of times, like now, that futility is magnified. Markets were and are at this writing at the mercy of news on the virus.

To say investment markets of all forms became treacherous is an understatement. The selling was indiscriminate as investors scrambled to dump assets from stocks to commodities to emerging markets debt in fear of a massive global economic downturn.

–	Buyers of fixed-income assets disappeared, causing genuine Illiquidity in bond markets from corporates to municipals and resulting in unusual sharp drops in prices, continuing for four weeks.

–	The Fed leapt into action and became a “buyer of last resort” establishing emergency intervention facilities to provide flow of credit to businesses, consumers, employees and municipalities.

–	The Fed also removed its cap on purchasing Treasuries, essentially buying as much as needed to keep the markets flowing. This includes buying TIPs, an inflation strip of bonds, at a higher level than ever before.

–	Stock markets in the U.S. were halted an unprecedented three times in the first 2 weeks of March. Halts are put in place when prices open down at least 5% or crash 7% during the day.

–	The S&P 500 lost one-third of its value in just 23 trading days, from late February into March 23, 2020.

–	Restaurants, stores and other businesses were shuttered across the country, and U.S. small-cap stocks, as measured by the Russell 2000, were clobbered down over 40% from February 20 to March 18.

–	In a take-no-prisoners wipe-out, the losses were global. For example, the Nikkei, representing the Japanese stock market, clocked its worst quarter since the 2008 recession.

–	Fear of cratering demand and saber-rattling between Saudi Arabia and Russia sent oil prices plunging to an 18-year low, as WTI crude fell 66%, from over $60 a barrel to under $21 a barrel.

–	In panicked rush for safety, investors snapped up U.S. Treasury bonds. The longer the maturity, the greater the price gains, and 20+ year Treasury bonds spiked up almost 18% in the first three weeks of the stock crash, while intermediate-term paper jumped up 7%.

–	Rates on the 10-year Treasury fell from a high of 1.94% to a low of 54 basis points, an all-time historic low.

–	Gold, also often viewed as a place to hide, rose as much as $200/ounce, peaking at over $1650/ounce.

Regardless of the noise, explanations or numerous forecasts, we continued to abide by our quantitative and rules-based defensive disciplines.

Beginning in mid-February, with virtually all asset classes under pressure , we observed and acted on Sell signals in the Sierra Tactical All Asset Fund and the Sierra Tactical Core Income Funds, including global equity, preferred stock, high yield corporate bond, emerging markets debt and multisector bond funds. Purchases were made in intermediate and long-term Treasury bond funds as the flight to safety took hold and led to upward trends.

The Tactical Municipal Bond Fund was fully invested in municipal bond funds from the start of the period under discussion through the end of February, but our Sells signals during March led to 52% cash at the end of March.

Our new Tactical Bond Fund was launched on October 3, 2019, and was immediately fully invested into high yield corporate bond funds. Sell signals in high yield corporate bonds began in January 2020, and the proceeds were then shifted into long-term Treasury bond funds, per the discipline of this strategy. High yield corporate bonds continued to fall in price, and by the end of March the Tactical Bond Fund was completely invested in long-term Treasury bonds.

Sierra Tactical All Asset Fund

The Sierra Tactical All Asset Fund has been in existence for over 12 years, a period that includes the unprecedented 2008-2009 global financial crisis. This covers a period of time representing an especially important one for this Fund, as it demonstrated our ability to cut off “left-tail” risk, which occurred in 2008, while participating in the “trampoline effect” that characterized 2009.

Specifically, in early 2008 through March 9, 2009, the S&P 500 lost over 52%, while our defensive disciplines limited the decline in the Tactical All Asset Fund to just 5.9%, an impressive result and a huge benefit for our shareholders. Then, as the stock market bounced back up sharply, the Sierra fund also participated, gaining 35% over the rest of 2009.

Long-term performance continues to be a focus of our Portfolio Management team. We are pleased to report the strong performance that the Sierra Tactical All Asset Inst’l Shares since inception December 24, 2007 to March 31, 2020, a cumulative return of +73.46% or 4.59% annualized. This performance is substantially stronger than the average of the funds in Morningstar’s Tactical Allocation category, the Fund’s benchmark, which earned an annualized return of 1.67% over the same period.

For the six-month period ending March 31, 2020, the Sierra Tactical All Asset Fund Instl Shares returned -1.61%, while the benchmark fell -10.36%. The notable outperformance of the Fund versus the benchmark was due to the robust quantitative, rules-based approach used in the Fund. Sell signals limited declines in February and into March. Cash and temporary havens proved to be a good place to be during those months. Additionally, new Buy signals in intermediate and long-term government bond funds contributed positively to performance.

Global equity, preferred stock, high yield corporate bond, emerging markets debt and municipal bond funds all contributed to performance in the first part of the period under discussion and before declining enough to hit Sell signals. Sticking to our long-proven buy and sell rules served our investors especially well during the reversal to a sharply negative investment environment near the end of the six months under discussion.

The Tactical All Asset Fund held 35% cash, 32% Treasury bond funds and 21% municipal bond funds as of March 31, 2020.

The performance data quoted here represent past performance for the Instl Shares (symbol SIRRX), and are net of the total annual operating expenses of the Instl Shares. For performance numbers current to the most recent month end, please call toll-free 866-738-4363 or visit our website, SierraMutualFunds.com. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that investors’ shares, when redeemed, may be worth more or less than their original cost.

The Fund’s net annual operating expenses, including expenses of the underlying funds, are 2.40% for Class A and Investor shares, 2.55% for Class A1 and I1 shares, 3.15% for Class C shares and 2.15% for Instl Shares. Please review the Fund’s prospectus for more information regarding the Fund’s fees and expenses.

Sierra Tactical Core Income Fund

From inception on December 27, 2011 to March 31, 2020, the Sierra Tactical Core Income Fund Instl Shares achieved a cumulative performance of +36.43%. The annualized return of 3.83% outpaces the benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, which delivered an annualized return of +3.27% over the same period. This outperformance is attributable to our proprietary buy and sell disciplines that we apply to a broad range of income-oriented asset classes.

For the six-month period ending March 31, 2020, the Tactical Core Income Fund Institutional Shares lagged the benchmark, earning +1.76 versus +3.33% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s underperformance was due to the broad spectrum of fixed-income vehicles that the Fund held that are not included in the benchmark. Specifically, high yield corporate bond, preferred stock, municipal bond and emerging markets bond funds were held in the Tactical Core Income Fund. These asset classes are not in the benchmark. During the period, these other asset classes lagged the benchmark, which hurt the Fund’s relative performance.

During most of the period under discussion, the Tactical Core Income Fund was populated with municipal bond, emerging markets bond, high yield corporate bond and multisector bond funds. However, as discussed earlier, many asset classes declined enough to trigger Sell signals in February and March. As of March 31, 2020, the Tactical Core Income Fund held 43% cash, 40% Treasury bond funds and 16.5% municipal bond funds.

The performance data quoted here represent past performance for the Instl Shares (symbol SSIRX), and are net of the total annual operating expenses of the Instl Shares. For performance numbers current to the most recent month end, please call toll-free 866-738-4363 or visit our website, SierraMutualFunds.com. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that investors’ shares, when redeemed, may be worth more or less than their original cost.

The Fund’s net annual operating expenses, including expenses of the underlying funds, are 2.01% for Class A and Investor Shares, 2.61% for Class C shares, and 1.62% for Instl Shares. Please review the Fund’s prospectus for more information regarding the Fund’s fees and expenses.

Sierra Tactical Municipal Fund

On December 27, 2018, Sierra launched the Sierra Tactical Municipal Fund. From inception to March 31, 2020, the Fund’s Instl Shares achieved a annualized performance of +2.18%, lagging its benchmark, the Bloomberg Barclays Municipal Bond Index, which gained +5.47% over the same time period. The underperformance over the relatively short period of time was entirely due to the sharp price declines in high yield municipal bond fund holdings Fund during the exceptionally volatile March 2020 time period. This part of the municipal bond market is not captured in the benchmark, and its price declines resulted in this short-term underperformance.

For the six-month period ending March 31, 2020, the Tactical Municipal Fund Instl Shares fell - 4.11%, lagging the benchmark, which earned +0.10% .

As discussed in the prior paragraph, this underperformance was due to the exposure to high yield municipal bond funds in March 2020.

At the start of the six-month period and through the end of February, the Fund was fully invested in a range of municipal bond funds that included high-grade, high yield, short duration and state specific funds. The Fund is not constrained by duration, credit quality or state. During March, there were several sell signals, particularly in the high yield municipal bond asset class, and by at March 31, 2020, the Fund held approximately 52% in cash and 48% in municipal bond funds.

The performance data quoted here represent past performance for the Instl Shares (symbol STMEX), and are net of the total annual operating expenses of the Instl Shares. For performance numbers current to the most recent month end, please call toll-free 866-738-4363 or visit our website, SierraMutualFunds.com. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that investors’ shares, when redeemed, may be worth more or less than their original cost.

The Fund’s net annual operating expenses, including expenses of the underlying funds, are

1.82% for Class A shares, 2.57% for Class C shares, 1.57% for Instl Shares, 1.51% for Special shares and 1.97% for Investor Shares. Please review the Fund’s prospectus for more information regarding the Fund’s fees and expenses.

Sierra Tactical Bond Fund

The Tactical Bond Fund was launched on October 3, 2019 and was immediately fully invested into high yield corporate bond funds. Sell signals in high yield corporate bond funds began in January 2020, with the proceeds invested into a long-term Treasury bond fund, per the discipline of this strategy. Sell signals in high yield corporate bond funds continued and by the end of March, the Tactical Bond Fund was completely invested in the long-term Treasury bond fund.

From inception on October 3, 2019 to March 31, 2020, the Sierra Tactical Bond Fund Instl Shares achieved a cumulative performance of +9.69%. That performance far outpaced that of the Fund’s primary benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, which returned +3.16%, and its secondary benchmark, the ICE Bank of America Merrill Lynch U.S. High Yield Master II Index, which fell -10.80%.

The outperformance of the Fund shows the strength of the strategy which holds high yield corporate bond funds when they are in an uptrend. These holdings were productive until turning down enough to hit our Sell signals in late January. The long-term Treasury bond fund holding was notably productive during final part of the first quarter.

The performance data quoted here represent past performance for the Instl Shares (symbol STMEX), and are net of the total annual operating expenses of the Instl Shares. For performance numbers current to the most recent month end, please call toll-free 866-738-4363 or visit our website, SierraMutualFunds.com. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that investors’ shares, when redeemed, may be worth more or less than their original cost.

The Fund’s net annual operating expenses, including expenses of the underlying funds, are 1.82% for Class A shares, 2.57% for Class C shares, 1.57% for Instl Shares, 1.51% for Special shares and 1.97% for Investor Shares. Please review the Fund’s prospectus for more information regarding the Fund’s fees and expenses.

For more detailed Commentary see the “News and Media” link on our website, www.sierramutualfunds.com.

We at Sierra appreciate your confidence in our Portfolio Management team.

Sincerely,

David C. Wright, JD
Kenneth L. Sleeper, MBA, PhD
Terri Spath, MBA, CFA, CFP®
Portfolio Managers

Cumulative performance from inception is the total increase in value of an investment in the Instl Shares assuming reinvestment of dividends and capital gains.

The Morningstar Tactical Allocation category is comprised of portfolios that seek to provide both capital appreciation and income by shifting exposure across stocks, bonds and cash.

Bloomberg Barclays U.S. Aggregate Bond Index, formerly called the Lehman Aggregate Bond Index, is a broad-based index maintained by Barclays Capital that is often used to represent investment-grade bonds traded in the United States.

The S&P 500 Index®, a registered trademark of McGraw-Hill Co., Inc., is a market-capitalization-weighted index of 500 widely-held common stocks. Investors cannot directly invest in an index, and unmanaged index returns do not reflect any fees, expenses or sales charges.

The Bloomberg Barclays Municipal Bond Index is a market-value-weighted index for the long-term tax-exempt bond market.

The ICE Bank of America Merrill Lynch U.S. High Yield Master II Index tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.

Investors cannot directly invest in an index, and unmanaged index returns do not reflect any fees, expenses or sales charges.

5682-NLD-5/8/2020

SIERRA TACTICAL ALL ASSET FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2020

The Fund’s performance figures* for the periods ended March 31, 2020, compared to its benchmarks:

						Annualized	Annualized	Annualized
			Annualized	Annualized	Annualized	Inception**-	Inception***-	Inception****-
	Six Months	One Year	Three Year	Five Year	Ten Year	March 31, 2020	March 31, 2020	March 31, 2020
Sierra Tactical All Asset Fund – Class A	(1.77%)	0.88%	1.93%	1.27%	2.54%	4.36%	–	–
Sierra Tactical All Asset Fund – Class A with load	(7.42%)	(4.93%)	(0.07%)	0.08%	1.93%	3.86%	–	–
Sierra Tactical All Asset Fund – Class C	(2.10%)	0.18%	1.16%	0.52%	1.78%	–	1.95%	–
Sierra Tactical All Asset Fund – Investor Class	(1.81%)	0.88%	1.91%	1.26%	2.54%	4.35%	–	–
Sierra Tactical All Asset Fund – Instl Class	(1.61%)	1.19%	2.18%	1.51%	2.78%	4.59%	–	–
Sierra Tactical All Asset Fund – Class A1	(1.83%)	0.77%	1.77%	1.12%	–	–	–	1.90%
Sierra Tactical All Asset Fund – Class A1 with load	(7.46%)	(5.03%)	(0.23%)	(0.07%)	–	–	–	1.13%
Sierra Tactical All Asset Fund – Class I1	(1.84%)	0.79%	1.78%	1.12%	–	–	–	1.91%
Morningstar Tactical Allocation Category Average	(10.36%)	(8.22%)	(0.40%)	0.04%	2.80%	1.67%	3.36%	2.61%
Morningstar Allocation 15%-30% Equity Category Average	(6.57%)	(3.58%)	0.80%	1.33%	3.17%	2.77%	3.41%	2.62%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A and Class A1 maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on March 31, 2020. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 2.40% for Class A, 2.40% for Investor Class, 2.15% for Instl Class, 3.15% for Class C shares, 2.55% for Class A1 and Class I1 shares per the January 28, 2020 prospectus. Class A and Class A1 are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	Inception date is December 24, 2007 for Class A, Investor and Institutional Class shares.

***	Inception date is February 5, 2010 for Class C shares.

****	Inception date is June 7, 2012 for Class A1 and Class I1 shares.

The Morningstar Tactical Allocation Category Average is comprised of mutual funds that seek to provide both capital appreciation and income by shifting exposure across stocks, bonds and cash.

The Morningstar Allocation 15%-30% Equity Category Average is the average performance, published by Morningstar, of mutual funds that Morningstar categorizes in its Conservative Allocation group, as published by Morningstar at the end of each calendar quarter, and thus the original reports include funds that have subsequently merged, changed categories or liquidated. These portfolios are dominated by domestic holdings and have equity exposures between 15% and 30%.

SIERRA TACTICAL ALL ASSET FUND
PORTFOLIO REVIEW (Unaudited)(Continued)
March 31, 2020

The Fund’s top asset classes as of March 31, 2020, are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds
Government	25.2%
Municipals	11.2%
Aggregate Bond	5.0%
Mortgage-Backed	2.0%
Mutual Funds
Event Driven Merger Arbitrage	6.0%
Municipal National Intermediate	4.9%
Municipal California Long	4.9%
Managed Futures Discretionary	3.0%
Multi-Strategy	1.7%
Global Allocation	1.0%
Money Market Fund	38.8%
Liabilities In Excess of Other Assets	(3.7)%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

SIERRA TACTICAL CORE INCOME FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2020

The Fund’s performance figures* for the periods ended March 31, 2020, compared to its benchmark:

					Annualized
			Annualized	Annualized	Inception**-
	Six Months	One Year	Three Year	Five Year	March 31, 2020
Sierra Tactical Core Income Fund – Class A	(1.94%)	1.71%	2.25%	2.33%	3.49%
Sierra Tactical Core Income Fund – Class A with load	(7.57%)	(4.13%)	0.25%	1.12%	2.75%
Sierra Tactical Core Income Fund – Class C	(2.23%)	1.07%	1.63%	1.71%	2.86%
Sierra Tactical Core Income Fund – Investor Class	(1.94%)	1.71%	2.24%	2.32%	3.50%
Sierra Tactical Core Income Fund – Instl Class	(1.76%)	2.07%	2.64%	2.69%	3.83%
Bloomberg Barclays U.S. Aggregate Bond Index	3.33%	8.93%	4.82%	3.36%	3.27%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s returns would have been lower had the adviser not waived its fees or reimbursed a portion of the Fund’s expenses. The Fund’s total annual operating expenses before waiver are 2.02% for Class A and Investor Class, 1.62% for Instl Class and 2.62% for Class C shares per the January 28, 2020 prospectus. The Fund’s total annual operating expenses after waiver are 2.01% for Class A and Investor Class, 1.62% for Instl Class and 2.6% for Class C shares per the January 28, 2020 prospectus. Class A shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	The Fund’s inception date is December 27, 2011.

The Bloomberg Barclays U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 10,100 fixed income issues and is valued at around $20 trillion, representing 43% of the total U. S. bond market. The index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.

SIERRA TACTICAL CORE INCOME FUND
PORTFOLIO REVIEW (Unaudited)(Continued)
March 31, 2020

The Fund’s top asset classes as of March 31, 2020, are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds
Government	33.1%
Municipals	11.1%
Aggregate Bond	5.0%
Mortgage-Backed	2.0%
Exchange Traded Fund
Municipal - National Intermediate	5.4%
Emerging Market Bond - Local Currency	0.0	% ^
High Yield Bond	0.0	% ^
Municipal High Yield	0.0	% ^
Money Market Fund	48.1%
Liabilities In Excess of Other Assets	(4.7)%
	100.0%

^ Represents amount less than 0.05%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

SIERRA TACTICAL MUNICIPAL FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2020

The Fund’s performance figures* for the periods ended March 31, 2020, compared to its benchmark:

			Annualized	Annualized
			Inception**-	Inception***-
	Six Months	One Year	March 31, 2020	March 31, 2020
Sierra Tactical Municipal Fund – Class A	(4.25%)	(0.16%)	2.10%	–
Sierra Tactical Municipal Fund – Class A with load	(9.75%)	(5.89%)	(2.61%)	–
Sierra Tactical Municipal Fund – Class C	(4.49%)	–	–	(4.89%)
Sierra Tactical Municipal Fund – Investor Class	(4.32%)	(0.38%)	1.77%	–
Sierra Tactical Municipal Fund – Instl Class	(4.11%)	0.00%	2.18%	–
Sierra Tactical Municipal Fund – Special Shares	(4.06%)	0.13%	2.36%	–
Bloomberg Barclays Municipal Bond Index	0.10%	3.85%	5.47%	(0.25%)

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on March 31, 2020. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s returns would have been lower had the adviser not waived its fees or reimbursed a portion of the Fund’s expenses. The Fund’s total annual operating expenses before waiver are 2.06% for Class A shares, 2.81% for Class C shares, 2.21% for Investor Class, 1.81% for Instl Class and 1.75% for Special Class shares per the January 28, 2020 prospectus. After fee waivers and reimbursements, the Fund’s total annual operating expenses are 1.82% for Class A shares, 2.57% for Class C shares, 1.97% for Investor Class, 1.57% for Instl Class and 1.51% for Special Class shares per the January 28, 2020 prospectus. Class A shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	The Sierra Tactical Municipal Fund Class A, Investor, Institutional and Special Class shares inception date is December 27, 2018.

***	The Sierra Tactical Municipal Fund Class C inception date is September 10, 2019.

The Bloomberg Barclays Municipal Bond Index is a market-value-weighted index for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.

SIERRA TACTICAL MUNICIPAL FUND
PORTFOLIO REVIEW (Unaudited)(Continued)
March 31, 2020

The Fund’s top asset classes as of March 31, 2020, are as follows:

Asset Class	% of Net Assets
Exchange Traded Fund
Municipals	32.8%
Mutual Funds
Municipal National Intermediate	15.1%
Municipal High Yield	0.0	% ^
Money Market Fund	41.1%
Other Assets Less Liabilities	11.0%
	100.0%

^ Represents amount less than 0.05%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

SIERRA TACTICAL BOND FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2020

The Fund’s performance figures* for the period ended March 31, 2020, compared to its benchmark:

Inception**-
March 31, 2020
Sierra Tactical Bond Fund – Class A	9.56%
Sierra Tactical Bond Fund – Class A with load	3.24%
Sierra Tactical Bond Fund – Class C	9.45%
Sierra Tactical Bond Fund – Investor Class	9.48%
Sierra Tactical Bond Fund – Instl Class	9.69%
Bloomberg Barclays U.S. Aggregate Bond Index	3.16%
ICE Bank of America Merrill Lynch U.S. High Yield Master II Index	(10.80)%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on March 31, 2020. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s returns would have been lower had the adviser not waived its fees or reimbursed a portion of the Fund’s expenses. The Fund’s total annual operating expenses before waiver are 2.50% for Class A shares, 3.25% for Class C shares, 2.65% for Investor Class, and 2.25% for Instl Class shares per the January 28, 2020 prospectus. After fee waivers and reimbursements, the Fund’s total annual operating expenses are 2.09% for Class A shares, 2.84% for Class C shares, 2.24% for Investor Class, and 1.84% for Instl Class shares per the January 28, 2020 prospectus. Class A shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	The Sierra Tactical Bond Fund Class A, Class C, Investor, and Institutional Class shares inception date is October 1, 2019.

The Bloomberg Barclays U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 10,100 fixed income issues and is valued at around $20 trillion, representing 43% of the total U. S. bond market. The index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.

The ICE Bank of America Merrill Lynch U.S. High Yield Master II Index tracks the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market. Qualifying securities must have a below investment grade rating (based on an average of Moody’s, S&P and Fitch), at least 18 months to final maturity at the time of issuance, at least one-year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of $100 million. In addition, qualifying securities must have risk exposure to countries that are members of the FX-G10, Western Europe or territories of the US and Western Europe.

SIERRA TACTICAL BOND FUND
PORTFOLIO REVIEW (Unaudited)(Continued)
March 31, 2020

The Fund’s top asset classes as of March 31, 2020, are as follows:

Asset Class	% of Net Assets
Exchange Traded Fund
Government	97.0%
Money Market Fund	2.1%
Other, Cash & Cash Equivalents	0.9%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Sierra Tactical All Asset Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 43.4%
	AGGREGATE BOND - 5.0%
254,200	iShares Core U.S. Aggregate Bond ETF	$29,327,054

	GOVERNMENT - 25.2%
729,600	iShares 7-10 Year Treasury Bond ETF	88,631,808
359,700	iShares 20+ Year Treasury Bond ETF	59,339,709
		147,971,517
	MORTGAGE-BACKED - 2.0%
108,500	iShares MBS ETF	11,982,740

	MUNICIPALS - 11.2%
582,926	iShares National Muni Bond ETF	65,876,467

	TOTAL EXCHANGE TRADED FUNDS (Cost $255,525,539)	255,157,778

	MUTUAL FUNDS - 21.5%
	BLEND SMALL CAP - 0.0%
1	Virtus KAR Small-Cap Core Fund - Class I	37

	EVENT DRIVEN MERGER ARBITRAGE - 6.0%
894,309	The Arbitrage Fund - Institutional Class	11,608,130
1,400,792	The Merger Fund - Investor Class	23,477,266
		35,085,396
	GLOBAL ALLOCATION - 1.0%
579,905	Fulcrum Diversified Absolute Return Fund - Institutional Class	5,654,070

	GROWTH SMALL-CAP - 0.0%
1	Virtus KAR Small-Cap Growth Fund - Investor Class **	34

	INTERNATIONAL BOND - 0.0%
3	PIMCO International Bond Fund - Institutional Class	31

	MANAGED FUTURES DISCRETIONARY - 3.0%
1,521,141	Abbey Capital Futures Strategy Fund - Class I	17,417,062

	MANAGED FUTURES SYSTEMATIC - 0.0%
1	361 Managed Futures Fund - Investor Class **	10

	MULTI-STRATEGY- 1.7%
905,624	LoCorr Long/Short Commodities Strategy Fund - Class I	9,826,025

See accompanying notes to financial statements.

Sierra Tactical All Asset Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Shares		Value
	MUNICIPAL CALIFORNIA LONG 4.9%
3,878,364	Franklin California Tax-Free Income Fund - Advisor Class	$29,010,162

	MUNICIPAL HIGH YIELD - 0.0%
8	Invesco Oppenheimer Rochester High Yield Municipal Fund - Class Y	62

	MUNICIPAL NATIONAL INTERMEDIATE - 4.9%
2,672,791	JPMorgan Intermediate Tax Free Bond Fund - Investor Class	29,106,691

	TOTAL MUTUAL FUNDS (Cost $126,404,156)	126,099,580

	SHORT-TERM INVESTMENT - 38.8%
	MONEY MARKET FUND - 38.8%
227,926,107	Goldman Sachs Financial Square Government Fund Institutional Class to Yield 1.53% * (Cost $227,926,107)	227,926,107

	TOTAL INVESTMENTS - 103.7% (Cost $609,855,802)	$609,183,465
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.7)%	(21,845,936)
	NET ASSETS - 100.0%	$587,337,529

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2020.

**	Non-Income producing security.

See accompanying notes to financial statements.

Sierra Tactical Core Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 51.2%
	AGGREGATE BOND - 5.0%
627,000	iShares Core U.S. Aggregate Bond ETF	$72,336,990

	GOVERNMENT - 33.1%
2,578,400	iShares 7-10 Year Treasury Bond ETF	313,224,032
1,034,400	iShares 20+ Year Treasury Bond ETF	170,644,968
		483,869,000
	MORTGAGE-BACKED - 2.0%
262,500	iShares MBS ETF	28,990,500

	MUNICIPALS - 11.1%
1,438,057	iShares National Muni Bond ETF	162,514,822

	TOTAL EXCHANGE TRADED FUNDS (Cost $748,641,262)	747,711,312

	MUTUAL FUNDS - 5.4%
	EMERGING MARKET BOND LOCAL CURRENCY - 0.0%
1	PIMCO Emerging Markets Local Currency and Bond Fund - Institutional Class	4

	INTERNATIONAL BOND - 0.0%
2	PIMCO International Bond Fund - Institutional Class	16

	MUNICIPAL HIGH YIELD - 0.0%
33,839	Invesco Oppenheimer Rochester High Yield Municipal Fund - Class Y	249,393

	MUNICIPAL NATIONAL INTERMEDIATE - 5.4%
7,257,291	JPMorgan Intermediate Tax Free Bond Fund - Institutional Class	79,031,900

	TOTAL MUTUAL FUNDS (Cost $79,173,313)	79,281,313

See accompanying notes to financial statements.

Sierra Tactical Core Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Shares		Value
	SHORT-TERM INVESTMENT - 48.1%
	MONEY MARKET FUND - 48.1%
702,581,407	Goldman Sachs Financial Square Government Fund - Institutional Class to Yield 1.53% * (Cost $702,581,407)	$702,581,407

	TOTAL INVESTMENTS - 104.7% (Cost $1,530,395,982)	$1,529,574,032
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.7)%	(68,541,021)
	NET ASSETS - 100%	$1,461,033,011

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2020.

**	Non-Income producing security.

See accompanying notes to financial statements.

Sierra Tactical Municipal Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 32.8%
	MUNICIPALS - 32.8%
367,294	iShares National Muni Bond ETF	$41,507,895
140,000	PowerShares National AMT-Free Municipal Bond Portfolio	3,612,000
145,500	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	7,275,000
138,600	Vanguard Tax-Exempt Bond Index ETF	7,331,940
	TOTAL EXCHANGE TRADED FUNDS (Cost $60,629,499)	59,726,835

	MUTUAL FUNDS - 15.1%
	MUNICIPAL HIGH YIELD - 0.0%
9,925	Invesco Oppenheimer Rochester High Yield Municipal Fund - Class Y	73,151

	MUNICIPAL NATIONAL INTERMEDIATE - 15.1%
2,525,831	JPMorgan Intermediate Tax Free Bond Fund - Class I	27,506,302

	TOTAL MUTUAL FUNDS (Cost $27,700,385)	27,579,453

	SHORT-TERM INVESTMENT - 41.1%
	MONEY MARKET FUND - 41.1%
74,856,267	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class to Yield 1.53% * (Cost $74,856,267)	74,856,267

	TOTAL INVESTMENTS - 89.0% (Cost $163,186,151)	$162,162,555
	OTHER ASSETS LESS LIABILITIES - 11.0%	20,120,808
	NET ASSETS - 100.0%	$182,283,363

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2020.

See accompanying notes to financial statements.

Sierra Tactical Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares		Value
	EXCHANGE TRADED FUND - 97.0%
	GOVERNMENT - 97.0%
3,603,800	iShares 20+ Year Treasury Bond ETF (Cost $592,821,197)	$594,518,886

	SHORT-TERM INVESTMENT - 2.1%
	MONEY MARKET FUND - 2.1%
12,805,287	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class to Yield 1.53% * (Cost $12,805,287)	12,805,287

	TOTAL INVESTMENTS - 99.1% (Cost $605,626,484)	$607,324,173
	OTHER ASSETS LESS LIABILITIES - 0.9%	5,715,498
	NET ASSETS - 100.0%	$613,039,671

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2020.

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2020

	Sierra Tactical All	Sierra Tactical Core	Sierra Tactical	Sierra Tactical
	Asset Fund	Income Fund	Municipal Fund	Bond Fund
ASSETS
Investment securities:
At cost	$609,855,802	$1,530,395,982	$163,186,151	$605,626,484
At value	$609,183,465	$1,529,574,032	$162,162,555	$607,324,173
Due from Broker	—	24,598	—	—
Receivable for securities sold	200,000	—	17,123,929	—
Receivable for Fund shares sold	2,017,419	5,397,492	4,457,491	7,220,884
Dividends and interest receivable	720,737	1,996,573	335,636	348,537
Prepaid expenses and other assets	96,731	128,746	118,014	133,332
TOTAL ASSETS	612,218,352	1,537,121,441	184,197,625	615,026,926

LIABILITIES
Payable for investments purchased	23,477,265	72,653,358	—	1,434,366
Payable for Fund shares repurchased	466,739	1,726,546	1,671,282	—
Investment advisory fees payable	605,568	944,523	103,885	473,642
Distribution (12b-1) fees payable	53,406	168,587	865	1,368
Dividends payable	52,599	526,752	119,566	—
Payable to related parties	83,670	28,173	9,372	67,463
Accrued expenses and other liabilities	141,576	40,491	9,292	10,416
TOTAL LIABILITIES	24,880,823	76,088,430	1,914,262	1,987,255
NET ASSETS	$587,337,529	$1,461,033,011	$182,283,363	$613,039,671

Net Assets Consist Of:
Paid in capital	$598,803,265	$1,490,760,918	$188,217,376	$579,549,358
Accumulated income (loss)	(11,465,736)	(29,727,907)	(5,934,013)	33,490,313
NET ASSETS	$587,337,529	$1,461,033,011	$182,283,363	$613,039,671

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
March 31, 2020

	Sierra Tactical All	Sierra Tactical Core	Sierra Tactical	Sierra Tactical
	Asset Fund	Income Fund	Municipal Fund	Bond Fund
Net Asset Value Per Share:
Class A:
Net Assets	$31,705,726	$61,856,799	$2,394,717	$212,488
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,413,281	2,980,233	95,832	7,860
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$22.43	$20.76	$24.99	$27.03
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$23.80	$22.03	$26.51	$28.68

Class C:
Net Assets	$47,665,110	$138,358,468	$330,879	$499,865
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,108,569	6,683,249	13,295	18,500
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.61	$20.70	$24.89	$27.02

Investor Class:
Net Assets	$13,855,508	$72,775,701	$181,434	$5,630,294
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	618,963	3,500,545	7,259	208,282
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.39	$20.79	$24.99	$27.03

Instl Class:
Net Assets	$487,829,508	$1,188,042,043	$179,148,888	$606,697,024
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	21,932,265	57,490,925	7,190,820	22,439,543
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.24	$20.66	$24.91	$27.04

Special Shares:
Net Assets			$227,445
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)			9,115
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share			$24.95

Class A1:
Net Assets	$3,240,235
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	142,920
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$22.67
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$24.05

Class I1:
Net Assets	$3,041,442
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	134,695
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.58

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge on redemptions within 18 months of purchase.

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months and Period Ended March 31, 2020

	Sierra Tactical All	Sierra Tactical Core	Sierra Tactical	Sierra Tactical Bond
	Asset Fund	Income Fund	Municipal Fund	Fund *
INVESTMENT INCOME
Dividends	$10,355,392	$28,659,018	$2,711,639	$6,262,932
Interest	481,728	1,114,033	119,865	448,754
TOTAL INVESTMENT INCOME	10,837,120	29,773,051	2,831,504	6,711,686

EXPENSES
Investment advisory fees	3,553,438	5,144,612	567,270	1,730,809
Distribution (12b-1) fees:
Class A	42,145	131,136	2,548	102
Class C	256,696	699,279	830	417
Investor Class	18,629	147,992	227	3,518
Class A1	6,983	—	—	—
Class I1	7,102	—	—	—
Third party administrative servicing fee	237,499	460,000	45,226	115,387
Administrative services fees	176,399	363,001	54,532	115,387
Registration fees	60,000	60,000	55,001	62,570
Accounting services fees	41,579	87,000	7,564	32,968
Transfer agent fees	36,600	144,001	2,580	2,480
Printing and postage expenses	35,001	69,500	22,500	9,917
Custodian fees	23,203	44,094	8,100	4,959
Professional fees	19,250	18,851	18,651	20,580
Compliance officer fees	9,020	14,799	12,839	7,687
Trustees fees and expenses	8,001	8,001	8,001	6,447
Insurance expense	6,350	12,750	1,250	1,240
Other expenses	2,500	9,699	9,699	2,480
TOTAL EXPENSES	4,540,395	7,414,715	816,818	2,116,948

Less: Fees waived by the Adviser	—	—	(70,486)	—

NET EXPENSES	4,540,395	7,414,715	746,332	2,116,948
NET INVESTMENT INCOME	6,296,725	22,358,336	2,085,172	4,594,738

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	(9,906,451)	(28,693,263)	(5,004,036)	31,874,410
Distribution of capital gains from underlying investment companies	150,851	180,157	98,272	—
	(9,755,600)	(28,513,106)	(4,905,764)	31,874,410
Net change in unrealized appreciation (depreciation) of investments	(6,148,084)	(23,271,140)	(5,044,162)	1,697,689
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(15,903,684)	(51,784,246)	(9,949,926)	33,572,099

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,606,959)	$(29,425,910)	$(7,864,754)	$38,166,837

*	Sierra Tactical Bond Fund commenced operations on October 1, 2019

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2020	September 30,
	(Unaudited)	2019
FROM OPERATIONS
Net investment income	$6,296,725	$11,067,459
Net realized gain (loss) from security transactions	(9,906,451)	873,623
Distributions of capital gains from underlying investment companies	150,851	7,892
Net change in unrealized appreciation (depreciation) of investments	(6,148,084)	3,531,677
Net increase (decrease) in net assets resulting from operations	(9,606,959)	15,480,651

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid: *
Class A	(400,613)	(629,565)
Class C	(453,718)	(588,265)
Investor Class	(176,702)	(310,941)
Instl Class	(6,243,070)	(9,748,534)
Class A1	(38,276)	(54,271)
Class I1	(38,329)	(84,411)
Net decrease in net assets resulting from distributions to shareholders	(7,350,708)	(11,415,987)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,023,831	6,136,808
Class C	3,440,484	5,303,022
Investor Class	720,520	2,570,956
Instl Class	144,419,283	196,747,504
Class A1	252,292	1,363,567
Class I1	462,349	1,425,983
Net asset value of shares issued in reinvestment of distributions:
Class A	389,204	611,364
Class C	437,907	567,656
Investor Class	157,042	277,134
Instl Class	6,168,969	9,630,638
Class A1	30,068	44,021
Class I1	32,322	69,748
Payments for shares redeemed:
Class A	(4,361,015)	(9,253,193)
Class C	(7,392,282)	(15,396,853)
Investor Class	(2,019,921)	(7,257,899)
Instl Class	(135,708,583)	(165,432,251)
Class A1	(451,913)	(1,689,898)
Class I1	(1,304,632)	(3,486,301)
Net increase in net assets resulting from shares of beneficial interest	7,295,925	22,232,006

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,661,742)	26,296,670

NET ASSETS
Beginning of Period	596,999,271	570,702,601
End of Period	$587,337,529	$596,999,271

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2020	September 30,
	(Unaudited)	2019
SHARE ACTIVITY
Class A:
Shares Sold	87,437	269,671
Shares Reinvested	16,797	26,851
Shares Redeemed	(187,785)	(409,652)
Net decrease in shares of beneficial interest outstanding	(83,551)	(113,130)

Class C:
Shares Sold	147,987	230,775
Shares Reinvested	18,682	24,730
Shares Redeemed	(317,389)	(674,120)
Net decrease in shares of beneficial interest outstanding	(150,720)	(418,615)

Investor Class:
Shares Sold	31,348	114,077
Shares Reinvested	6,792	12,201
Shares Redeemed	(87,493)	(320,376)
Net decrease in shares of beneficial interest outstanding	(49,353)	(194,098)

Instl Class:
Shares Sold	6,337,776	8,720,414
Shares Reinvested	268,989	426,526
Shares Redeemed	(5,921,343)	(7,341,854)
Net increase in shares of beneficial interest outstanding	685,422	1,805,086

Class A1
Shares Sold	10,813	59,006
Shares Reinvested	1,282	1,917
Shares Redeemed	(19,315)	(74,804)
Net decrease in shares of beneficial interest outstanding	(7,220)	(13,881)

Class I1
Shares Sold	19,707	63,028
Shares Reinvested	1,385	3,051
Shares Redeemed	(56,232)	(151,789)
Net decrease in shares of beneficial interest outstanding	(35,140)	(85,710)

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2020	September 30,
	(Unaudited)	2019
FROM OPERATIONS
Net investment income	$22,358,336	$30,535,337
Net realized gain (loss) from security transactions	(28,693,263)	19,209,762
Distributions of capital gains from underlying investment companies	180,157	111,033
Net change in unrealized appreciation (depreciation) of investments	(23,271,140)	11,087,130
Net increase (decrease) in net assets resulting from operations	(29,425,910)	60,943,262

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid: *
Class A	(1,041,671)	(1,674,478)
Class C	(1,833,791)	(2,366,937)
Investor Class	(1,182,440)	(1,794,668)
Instl Class	(19,669,679)	(25,407,516)
Class Y	—	(343)
Net decrease in net assets resulting from distributions to shareholders	(23,727,581)	(31,243,942)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	8,682,130	23,025,010
Class C	32,834,188	44,792,258
Investor Class	23,940,456	27,874,071
Instl Class	428,088,517	447,302,230
Net asset value of shares issued in reinvestment of distributions:
Class A	922,941	1,499,105
Class C	1,722,785	2,238,777
Investor Class	1,136,050	1,732,632
Instl Class	18,930,999	24,548,167
Class Y	—	343
Payments for shares redeemed:
Class A	(9,734,339)	(37,020,077)
Class C	(21,735,321)	(49,130,582)
Investor Class	(17,613,902)	(49,096,339)
Instl Class	(234,061,534)	(305,297,987)
Class Y	—	(16,108)
Net increase in net assets resulting from shares of beneficial interest	233,112,970	132,451,500

TOTAL INCREASE IN NET ASSETS	179,959,479	162,150,820

NET ASSETS
Beginning of Period	1,281,073,532	1,118,922,712
End of Period	$1,461,033,011	$1,281,073,532

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2020	September 30,
	(Unaudited)	2019
SHARE ACTIVITY
Class A:
Shares Sold	403,435	1,101,207
Shares Reinvested	42,881	71,461
Shares Redeemed	(452,930)	(1,770,708)
Net decrease in shares of beneficial interest outstanding	(6,614)	(598,040)

Class C:
Shares Sold	1,525,170	2,120,611
Shares Reinvested	80,208	106,974
Shares Redeemed	(1,016,122)	(2,338,437)
Net increase (decrease) in shares of beneficial interest outstanding	589,256	(110,852)

Investor Class:
Shares Sold	1,110,568	1,322,905
Shares Reinvested	52,711	82,501
Shares Redeemed	(819,579)	(2,338,283)
Net increase (decrease) in shares of beneficial interest outstanding	343,700	(932,877)

Instl Class:
Shares Sold	20,085,295	21,318,597
Shares Reinvested	884,112	1,173,213
Shares Redeemed	(11,021,278)	(14,632,801)
Net increase in shares of beneficial interest outstanding	9,948,129	7,859,009

Class Y:
Shares Reinvested	—	16
Shares Redeemed	—	(754)
Net decrease in shares of beneficial interest outstanding	—	(738)

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Period Ended
	March 31, 2020	September 30,
	(Unaudited)	2019*
FROM OPERATIONS
Net investment income	$2,085,172	$1,561,451
Net realized gain (loss) from security transactions	(5,004,036)	153,616
Distributions of capital gains from underlying investment companies	98,272	—
Net change in appreciation (depreciation) of investments	(5,044,162)	4,020,566
Net increase (decrease) in net assets resulting from operations	(7,864,754)	5,735,633

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(29,934)	(10,599)
Class C	(2,073)	—
Investor Class	(1,251)	(1,728)
Instl Class	(2,328,027)	(1,466,322)
Special Shares	(5,423)	(3,457)
Net decrease in net assets resulting from distributions to shareholders	(2,366,708)	(1,482,106)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,199,081	1,584,138
Class C	350,000	1,027
Investor Class	102,500	243,475
Instl Class	98,102,002	128,080,819
Special Shares	3,650	380,908
Net asset value of shares issued in reinvestment of distributions:
Class A	29,934	10,599
Class C	2,073	—
Investor Class	1,152	1,657
Instl Class	2,285,674	1,456,145
Special Shares	3,477	1,802
Payments for shares redeemed:
Class A	(306,310)	(29)
Class C	—	(1,001)
Investor Class	(2,861)	(156,317)
Instl Class	(31,300,764)	(13,653,906)
Special Shares	(151,123)	(6,504)
Net increase in net assets resulting from shares of beneficial interest	70,318,485	117,942,813

TOTAL INCREASE IN NET ASSETS	60,087,023	122,196,340

NET ASSETS
Beginning of Period	122,196,340	—
End of Period	$182,283,363	$122,196,340

*	Sierra Tactical Municipal Fund commenced operations on December 27, 2018.

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Period Ended
	March 31, 2020	September 30,
	(Unaudited)	2019*
SHARE ACTIVITY
Class A:
Shares Sold	45,188	60,736
Shares Reinvested	1,132	402
Shares Redeemed	(11,625)	(1)
Net increase in shares of beneficial interest outstanding	34,695	61,137

Class C:
Shares Sold	13,215	39
Shares Reinvested	79	—
Shares Redeemed	—	(38)
Net increase in shares of beneficial interest outstanding	13,294	1

Investor Class:
Shares Sold	3,763	9,415
Shares Reinvested	43	64
Shares Redeemed	(108)	(5,918)
Net increase in shares of beneficial interest outstanding	3,698	3,561

Instl Class:
Shares Sold	3,748,961	5,029,431
Shares Reinvested	86,731	55,978
Shares Redeemed	(1,203,784)	(526,497)
Net increase in shares of beneficial interest outstanding	2,631,908	4,558,912

Special Shares:
Shares Sold	139	14,660
Shares Reinvested	131	69
Shares Redeemed	(5,634)	(250)
Net increase (decrease) in shares of beneficial interest outstanding	(5,364)	14,479

*	Sierra Tactical Municipal Fund commenced operations on December 27, 2018.

See accompanying notes to financial statements.

SIERRA TACTICAL BOND FUND
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
March 31, 2020
(Unaudited)*
FROM OPERATIONS
Net investment income	$4,594,738
Net realized gain from security transactions	31,874,410
Net change in appreciation of investments	1,697,689
Net increase in net assets resulting from operations	38,166,837

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(1,210)
Class C	(683)
Investor Class	(24,988)
Instl Class	(4,649,643)
Net decrease in net assets resulting from distributions to shareholders	(4,676,524)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	262,055
Class C	482,300
Investor Class	5,546,606
Instl Class	630,089,823
Net asset value of shares issued in reinvestment of distributions:
Class A	1,210
Class C	683
Investor Class	24,305
Instl Class	4,622,394
Payments for shares redeemed:
Class A	(62,810)
Class C	(8)
Investor Class	(79,205)
Instl Class	(61,337,995)
Net increase in net assets resulting from shares of beneficial interest	579,549,358

TOTAL INCREASE IN NET ASSETS	613,039,671

NET ASSETS
Beginning of Period	—
End of Period	$613,039,671

*	Sierra Tactical Bond Fund commenced operations on October 1, 2019.

See accompanying notes to financial statements.

SIERRA TACTICAL BOND FUND
STATEMENT OF CHANGES IN NET ASSETS (Continued)

Period Ended
March 31, 2020
(Unaudited)*
SHARE ACTIVITY
Class A:
Shares Sold	10,297
Shares Reinvested	48
Shares Redeemed	(2,485)
Net increase in shares of beneficial interest outstanding	7,860

Class C:
Shares Sold	18,474
Shares Reinvested	27
Shares Redeemed	(1)
Net increase in shares of beneficial interest outstanding	18,500

Investor Class:
Shares Sold	210,467
Shares Reinvested	953
Shares Redeemed	(3,138)
Net increase in shares of beneficial interest outstanding	208,282

Instl Class:
Shares Sold	24,616,466
Shares Reinvested	181,979
Shares Redeemed	(2,358,902)
Net increase in shares of beneficial interest outstanding	22,439,543

*	Sierra Tactical Bond Fund commenced operations on October 1, 2019.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	2020		September 30,	September 30,	September 30,		September 30,	September 30,
Class A Shares	(Unaudited)		2019	2018	2017		2016	2015
Net asset value, beginning of period	$23.11		$22.95	$23.41	$23.13		$22.36	$23.29
Activity from investment operations:
Net investment income (1)	0.24		0.42	0.59	0.51		0.48	0.53
Net realized and unrealized gain (loss) on investments	(0.64)		0.16	(0.44)	0.30		0.78	(0.99)
Total from investment operations	(0.40)		0.58	0.15	0.81		1.26	(0.46)
Less distributions from:
Net investment income	(0.24)		(0.42)	(0.61)	(0.53)		(0.49)	(0.47)
Net realized gains	(0.04)		—	—	—		—	—
Total distributions	(0.28)		(0.42)	(0.61)	(0.53)		(0.49)	(0.47)
Net asset value, end of period	$22.43		$23.11	$22.95	$23.41		$23.13	$22.36
Total return (2)	(1.77	)% (8)	2.59%	0.65%	3.57%		5.72%	(2.01)%
Net assets, at end of period (000s)	$31,706		$34,599	$36,946	$42,144		$53,733	$60,478
Ratio of gross expenses to average net assets (3)	1.73	% (7)	1.74%	1.73%	1.70	% (6)	1.75%	1.71%
Ratio of net expenses to average net assets (3)	1.73	% (7)	1.74%	1.73%	1.72	% (5)	1.75%	1.71%
Ratio of net investment income to average net assets (3)(4)	2.08	% (7)	1.83%	2.52%	2.29%		2.13%	2.28%
Portfolio Turnover Rate	147	% (8)	320%	153%	156%		153%	131%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges, and assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from the prior period.

(6)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	2020		September 30,	September 30,	September 30,		September 30,	September 30,
Class C Shares	(Unaudited)		2019	2018	2017		2016	2015
Net asset value, beginning of period	$23.30		$23.13	$23.59	$23.30		$22.52	$23.45
Activity from investment operations:
Net investment income (1)	0.16		0.25	0.42	0.34		0.31	0.34
Net realized and unrealized gain (loss) on investments	(0.65)		0.17	(0.44)	0.30		0.79	(0.97)
Total from investment operations	(0.49)		0.42	(0.02)	0.64		1.10	(0.63)
Less distributions from:
Net investment income	(0.16)		(0.25)	(0.44)	(0.35)		(0.32)	(0.30)
Net realized gains	(0.04)		—	—	—		—	—
Total distributions	(0.20)		(0.25)	(0.44)	(0.35)		(0.32)	(0.30)
Net asset value, end of period	$22.61		$23.30	$23.13	$23.59		$23.30	$22.52
Total return (2)	(2.10	)% (8)	1.83%	(0.11)%	2.81%		4.93%	(2.72)%
Net assets, at end of period (000s)	$47,665		$52,649	$61,939	$67,075		$80,103	$89,132
Ratio of gross expenses to average net assets (3)	2.48	% (7)	2.49%	2.48%	2.45	% (6)	2.50%	2.47%
Ratio of net expenses to average net assets (3)	2.48	% (7)	2.49%	2.48%	2.47	% (5)	2.50%	2.47%
Ratio of net investment income to average net assets (3)(4)	1.34	% (7)	1.07%	1.77%	1.54%		1.37%	1.46%
Portfolio Turnover Rate	147	% (8)	320%	153%	156%		153%	131%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from the prior period.

(6)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	2020		September 30,	September 30,	September 30,		September 30,	September 30,
Investor Class	(Unaudited)		2019	2018	2017		2016	2015
Net asset value, beginning of period	$23.08		$22.91	$23.38	$23.09		$22.32	$23.25
Activity from investment operations:
Net investment income (1)	0.24		0.41	0.57	0.51		0.47	0.54
Net realized and unrealized gain (loss) on investments	(0.65)		0.18	(0.43)	0.31		0.79	(1.00)
Total from investment operations	(0.41)		0.59	0.14	0.82		1.26	(0.46)
Less distributions from:
Net investment income	(0.24)		(0.42)	(0.61)	(0.53)		(0.49)	(0.47)
Net realized gains	(0.04)		—	—	—		—	—
Total distributions	(0.28)		(0.42)	(0.61)	(0.53)		(0.49)	(0.47)
Net asset value, end of period	$22.39		$23.08	$22.91	$23.38		$23.09	$22.32
Total return (2)	(1.81	)% (8)	2.63%	0.60%	3.62%		5.71%	(2.02)%
Net assets, at end of period (000s)	$13,856		$15,425	$19,760	$27,778		$37,452	$62,223
Ratio of gross expenses to average net assets (3)	1.73	% (7)	1.74%	1.73%	1.69	% (6)	1.75%	1.71%
Ratio of net expenses to average net assets (3)	1.73	% (7)	1.74%	1.73%	1.72	% (5)	1.75%	1.71%
Ratio of net investment income to average net assets (3)(4)	2.04	% (7)	1.83%	2.46%	2.28%		2.11%	2.33%
Portfolio Turnover Rate	147	% (8)	320%	153%	156%		153%	131%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from the prior period.

(6)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	2020		September 30,	September 30,	September 30,		September 30,	September 30,
Instl Class	(Unaudited)		2019	2018	2017		2016	2015
Net asset value, beginning of period	$22.91		$22.75	$23.22	$22.95		$22.19	$23.12
Activity from investment operations:
Net investment income (1)	0.27		0.47	0.64	0.55		0.54	0.56
Net realized and unrealized gain (loss) on investments	(0.63)		0.17	(0.44)	0.31		0.77	(0.96)
Total from investment operations	(0.36)		0.64	0.20	0.86		1.31	(0.40)
Less distributions from:
Net investment income	(0.27)		(0.48)	(0.67)	(0.59)		(0.55)	(0.53)
Net realized gains	(0.04)		—	—	—		—	—
Total distributions	(0.31)		(0.48)	(0.67)	(0.59)		(0.55)	(0.53)
Net asset value, end of period	$22.24		$22.91	$22.75	$23.22		$22.95	$22.19
Total return (2)	(1.61	)% (9)	2.87%	0.86%	3.82%		5.99%	(1.80)%
Net assets, at end of period (000s)	$487,830		$486,871	$442,358	$350,668		$279,566	$228,215
Ratio of gross expenses to average net assets (3)(4)	1.48	% (8)	1.49%	1.48%	1.45	% (7)	1.50%	1.51%
Ratio of net expenses to average net assets (4)	1.48	% (8)	1.49%	1.48%	1.50	% (6)	1.50%	1.50%
Ratio of net investment income to average net assets (4)(5)	2.33	% (8)	2.08%	2.77%	2.49%		2.41%	2.45%
Portfolio Turnover Rate	147	% (9)	320%	153%	156%		153%	131%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from the prior period.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	2020		September 30,	September 30,	September 30,		September 30,	September 30,
Class A1 Shares	(Unaudited)		2019	2018	2017		2016	2015
Net asset value, beginning of period	$23.35		$23.18	$23.65	$23.35		$22.58	$23.51
Activity from investment operations:
Net investment income (1)	0.23		0.38	0.56	0.48		0.46	0.46
Net realized and unrealized gain (loss) on investments	(0.65)		0.18	(0.45)	0.31		0.77	(0.95)
Total from investment operations	(0.42)		0.56	0.11	0.79		1.23	(0.49)
Less distributions from:
Net investment income	(0.22)		(0.39)	(0.58)	(0.49)		(0.46)	(0.44)
Net realized gains	(0.04)		—	—	—		—	—
Total distributions	(0.26)		(0.39)	(0.58)	(0.49)		(0.46)	(0.44)
Net asset value, end of period	$22.67		$23.35	$23.18	$23.65		$23.35	$22.58
Total return (2)	(1.83	)% (9)	2.45%	0.47%	3.47%		5.53%	(2.13)%
Net assets, at end of period (000s)	$3,240		$3,506	$3,802	$3,118		$3,255	$2,272
Ratio of gross expenses to average net assets (3)(4)	1.88	% (8)	1.89%	1.88%	1.85	% (7)	1.90%	1.87%
Ratio of net expenses to average net assets (4)	1.88	% (8)	1.89%	1.88%	1.87	% (6)	1.90%	1.87%
Ratio of net investment income to average net assets (4)(5)	1.96	% (8)	1.67%	2.38%	2.14%		2.01%	1.96%
Portfolio Turnover Rate	147	% (9)	320%	153%	156%		153%	131%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges (Class A1 ) and assume changes in share price and reinvestment of dividends and capital gain distributions, if any.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	2020		September 30,	September 30,	September 30,		September 30,	September 30,
Class I1 Shares	(Unaudited)		2019	2018	2017		2016	2015
Net asset value, beginning of period	$23.26		$23.08	$23.54	$23.25		$22.47	$23.39
Activity from investment operations:
Net investment income (1)	0.22		0.38	0.52	0.48		0.44	0.49
Net realized and unrealized gain (loss) on investments	(0.64)		0.19	(0.41)	0.30		0.79	(0.98)
Total from investment operations	(0.42)		0.57	0.11	0.78		1.23	(0.49)
Less distributions from:
Net investment income	(0.22)		(0.39)	(0.57)	(0.49)		(0.45)	(0.43)
Net realized gains	(0.04)		—	—	—		—	—
Total distributions	(0.26)		(0.39)	(0.57)	(0.49)		(0.45)	(0.43)
Net asset value, end of period	$22.58		$23.26	$23.08	$23.54		$23.25	$22.47
Total return (2)	(1.84	)% (9)	2.50%	0.45%	3.43%		5.56%	(2.14)%
Net assets, at end of period (000s)	$3,041		$3,950	$5,899	$11,205		$15,022	$22,606
Ratio of gross expenses to average net assets (3)(4)	1.88	% (8)	1.89%	1.88%	1.85	% (7)	1.90%	1.86%
Ratio of net expenses to average net assets (4)	1.88	% (8)	1.89%	1.88%	1.86	% (6)	1.90%	1.86%
Ratio of net investment income to average net assets (4)(5)	1.86	% (8)	1.68%	2.20%	2.12%		1.95%	2.12%
Portfolio Turnover Rate	147	% (9)	320%	153%	156%		153%	131%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions, if any.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	2020		September 30,	September 30,	September 30,		September 30,	September 30,
Class A Shares	(Unaudited)		2019	2018	2017		2016	2015
Net asset value, beginning of period	$21.51		$20.96	$21.44	$21.33		$20.45	$21.22
Activity from investment operations:
Net investment income (1)	0.33		0.51	0.62	0.61		0.55	0.71
Net realized and unrealized gain (loss) on investments	(0.74)		0.56	(0.51)	0.09		0.90	(0.86)
Total from investment operations	(0.41)		1.07	0.11	0.70		1.45	(0.15)
Less distributions from:
Net investment income	(0.34)		(0.52)	(0.59)	(0.59)		(0.57)	(0.61)
Net realized gains	(0.00	) (9)	—	—	—		—	(0.01)
Total distributions	(0.34)		(0.52)	(0.59)	(0.59)		(0.57)	(0.62)
Net asset value, end of period	$20.76		$21.51	$20.96	$21.44		$21.33	$20.45
Total return (2)	(1.94	)% (8)	5.21%	0.53%	3.34%		7.21%	(0.76)%
Net assets, at end of period (000s)	$61,857		$64,244	$75,143	$72,996		$55,681	$35,302
Ratio of gross expenses to average net assets (3)(4)	1.34	% (7)	1.36%	1.35%	1.34%		1.45%	1.37%
Ratio of net expenses to average net assets (4)	1.34	% (7)	1.35%	1.35%	1.34	% (6)	1.30%	1.30%
Ratio of net investment income to average net assets (4)(5)	3.03	% (7)	2.45%	2.91%	2.87%		2.65%	3.36%
Portfolio Turnover Rate	139	% (8)	221%	131%	119%		115%	149%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	This ratio has been restated by 0.01% from what was presented in prior financials.

(7)	Annualized.

(8)	Not annualized.

(9)	Less than $0.01.

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	2020		September 30,	September 30,	September 30,		September 30,	September 30,
Class C Shares	(Unaudited)		2019	2018	2017		2016	2015
Net asset value, beginning of period	$21.45		$20.91	$21.39	$21.29		$20.41	$21.19
Activity from investment operations:
Net investment income (1)	0.26		0.39	0.49	0.48		0.43	0.56
Net realized and unrealized gain (loss) on investments	(0.73)		0.55	(0.50)	0.09		0.90	(0.84)
Total from investment operations	(0.47)		0.94	(0.01)	0.57		1.33	(0.28)
Less distributions from:
Net investment income	(0.28)		(0.40)	(0.47)	(0.47)		(0.45)	(0.49)
Net realized gains	(0.00	) (9)	—	—	—		—	(0.01)
Total distributions	(0.28)		(0.40)	(0.47)	(0.47)		(0.45)	(0.50)
Net asset value, end of period	$20.70		$21.45	$20.91	$21.39		$21.29	$20.41
Total return (2)	(2.23	)% (8)	4.56%	(0.06)%	2.71%		6.61%	(1.37)%
Net assets, at end of period (000s)	$138,358		$130,746	$129,749	$115,067		$74,969	$38,718
Ratio of gross expenses to average net assets (3)(4)	1.94	% (7)	1.96%	1.96%	1.94%		2.05%	1.98%
Ratio of net expenses to average net assets (4)	1.94	% (7)	1.95%	1.95%	1.94	% (6)	1.90%	1.90%
Ratio of net investment income to average net assets (4)(5)	2.42	% (7)	1.84%	2.34%	2.28%		2.06%	2.67%
Portfolio Turnover Rate	139	% (8)	221%	131%	119%		115%	149%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	This ratio has been restated by 0.01% from what was presented in prior financials.

(7)	Annualized.

(8)	Not annualized.

(9)	Less than $0.01.

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2020		September 30,	September 30,	September 30,	September 30,	September 30,
Investor Class	(Unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$21.54		$20.99	$21.47	$21.36	$20.48	$21.24
Activity from investment operations:
Net investment income (1)	0.33		0.51	0.63	0.61	0.57	0.71
Net realized and unrealized gain (loss) on investments	(0.74)		0.56	(0.52)	0.09	0.88	(0.86)
Total from investment operations	(0.41)		1.07	0.11	0.70	1.45	(0.15)
Less distributions from:
Net investment income	(0.34)		(0.52)	(0.59)	(0.59)	(0.57)	(0.60)
Net realized gains	(0.00	) (8)	—	—	—	—	(0.01)
Total distributions	(0.34)		(0.52)	(0.59)	(0.59)	(0.57)	(0.61)
Net asset value, end of period	$20.79		$21.54	$20.99	$21.47	$21.36	$20.48
Total return (2)	(1.94	)% (7)	5.19%	0.52%	3.33%	7.21%	(0.73)%
Net assets, at end of period (000s)	$72,776		$68,005	$85,844	$104,978	$86,735	$45,292
Ratio of gross expenses to average net assets (3)(4)	1.34	% (6)	1.36%	1.35%	1.35%	1.45%	1.35%
Ratio of net expenses to average net assets (4)	1.34	% (6)	1.35%	1.35%	1.35%	1.30%	1.30%
Ratio of net investment income to average net assets (4)(5)	3.04	% (6)	2.44%	2.95%	2.88%	2.72%	3.34%
Portfolio Turnover Rate	139	% (7)	221%	131%	119%	115%	149%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

(8)	Less than $0.01.

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	2020		September 30,	September 30,	September 30,		September 30,	September 30,
Instl Class	(Unaudited)		2019	2018	2017		2016	2015
Net asset value, beginning of period	$21.41		$20.87	$21.35	$21.25		$20.39	$21.17
Activity from investment operations:
Net investment income (1)	0.36		0.59	0.70	0.69		0.61	0.76
Net realized and unrealized gain (loss) on investments	(0.73)		0.56	(0.50)	0.08		0.90	(0.84)
Total from investment operations	(0.37)		1.15	0.20	0.77		1.51	(0.08)
Less distributions from:
Net investment income	(0.38)		(0.61)	(0.68)	(0.67)		(0.65)	(0.69)
Net realized gains	(0.00	) (10)	—	—	—		—	(0.01)
Total distributions	(0.38)		(0.61)	(0.68)	(0.67)		(0.65)	(0.70)
Net asset value, end of period	$20.66		$21.41	$20.87	$21.35		$21.25	$20.39
Total return (2)	(1.76	)% (9)	5.61%	0.94%	3.70%		7.55%	(0.42)%
Net assets, at end of period (000s)	$1,188,042		$1,018,078	$828,171	$552,839		$301,946	$217,467
Ratio of gross expenses to average net assets (3)(4)	0.94	% (8)	0.96%	0.96%	0.94	% (7)	1.05%	0.97%
Ratio of net expenses to average net assets (4)	0.94	% (8)	0.96%	0.96%	0.97	% (6)	1.00%	0.97%
Ratio of net investment income to average net assets (4)(5)	3.39	% (8)	2.83%	3.33%	3.26%		2.92%	3.61%
Portfolio Turnover Rate	139	% (9)	221%	131%	119%		115%	149%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(8)	Annualized.

(9)	Not annualized.

(10)	Less than $0.01.

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,	Period Ended
	2020	September 30,
Class A Shares	(Unaudited)	2019 (1)
Net asset value, beginning of period	$26.42	$25.00
Activity from investment operations:
Net investment income (2)	0.33	0.48
Net realized and unrealized gain (loss) on investments	(1.38)	1.31
Total from investment operations	(1.05)	1.79
Less distributions from:
Net investment income	(0.35)	(0.37)
Net realized gains	(0.03)	—
Total distributions	(0.38)	(0.37)
Net asset value, end of period	$24.99	$26.42
Total return (3)(8)	(4.25)%	7.20%
Net assets, at end of period (000s)	$2,395	$1,616
Ratio of gross expenses to average net assets (4)(5)(7)	1.32%	1.47%
Ratio of net expenses to average net assets (5)(7)	1.23%	1.23%
Ratio of net investment income to average net assets (5)(6)(7)	2.49%	2.42%
Portfolio Turnover Rate (8)	288%	26%

(1)	The Sierra Strategic Municipal Fund Class A shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,	Period Ended
	2020	September 30,
Class C Shares	(Unaudited)	2019 (1)
Net asset value, beginning of period	$26.33	$26.44
Activity from investment operations:
Net investment income (2)	0.20	0.02
Net realized and unrealized loss on investments	(1.32)	(0.13)
Total from investment operations	(1.12)	(0.11)
Less distributions from:
Net investment income	(0.29)	—
Net realized gains	(0.03)	—
Total distributions	(0.32)	—
Net asset value, end of period	$24.89	$26.33
Total return (3)(8)	(4.49)%	(0.42)%
Net assets, at end of period (000s)	$331	$26 (9)
Ratio of gross expenses to average net assets (4)(5)(7)	2.07%	2.22%
Ratio of net expenses to average net assets (5)(7)	1.98%	1.98%
Ratio of net investment income to average net assets (5)(6)(7)	1.52%	1.37%
Portfolio Turnover Rate (8)	288%	26%

(1)	The Sierra Strategic Municipal Fund Class C shares commenced operations on September 10, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

(9)	Not truncated.

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,	Period Ended
	2020	September 30,
Investor Class Shares	(Unaudited)	2019 (1)
Net asset value, beginning of period	$26.33	$25.00
Activity from investment operations:
Net investment income (2)	0.29	0.42
Net realized and unrealized gain (loss) on investments	(1.37)	1.28
Total from investment operations	(1.08)	1.70
Less distributions from:
Net investment income	(0.23)	(0.37)
Net realized gains	(0.03)	—
Total distributions	(0.26)	(0.37)
Net asset value, end of period	$24.99	$26.33
Total return (3)(8)	(4.32)%	6.85%
Net assets, at end of period (000s)	$181	$94
Ratio of gross expenses to average net assets (4)(5)(7)	1.47%	1.62%
Ratio of net expenses to average net assets (5)(7)	1.38%	1.38%
Ratio of net investment income to average net assets (5)(6)(7)	2.20%	2.17%
Portfolio Turnover Rate	288%	26%

(1)	The Sierra Strategic Municipal Fund Investor Class shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,	Period Ended
	2020	September 30,
Instl Class Shares	(Unaudited)	2019 (1)
Net asset value, beginning of period	$26.35	$25.00
Activity from investment operations:
Net investment income (2)	0.36	0.49
Net realized and unrealized gain (loss) on investments	(1.39)	1.30
Total from investment operations	(1.03)	1.79
Less distributions from:
Net investment income	(0.38)	(0.44)
Net realized gains	(0.03)	—
Total distributions	(0.41)	(0.44)
Net asset value, end of period	$24.91	$26.35
Total return (3)(8)	(4.11)%	7.20%
Net assets, at end of period (000s)	$179,149	$120,105
Ratio of gross expenses to average net assets (4)(5)(7)	1.07%	1.22%
Ratio of net expenses to average net assets (5)(7)	0.98%	0.98%
Ratio of net investment income to average net assets (5)(6)(7)	2.76%	2.52%
Portfolio Turnover Rate	288%	26%

(1)	The Sierra Strategic Municipal Fund Instl Class shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,	Period Ended
	2020	September 30,
Special Class Shares	(Unaudited)	2019 (1)
Net asset value, beginning of period	$26.37	$25.00
Activity from investment operations:
Net investment income (2)	0.40	0.53
Net realized and unrealized gain (loss) on investments	(1.41)	1.29
Total from investment operations	(1.01)	1.82
Less distributions from:
Net investment income	(0.38)	(0.45)
Net realized gains	(0.03)	—
Total distributions	(0.41)	(0.45)
Net asset value, end of period	$24.95	$26.37
Total return (3)(8)	(4.06)%	7.33%
Net assets, at end of period (000s)	$227	$382
Ratio of gross expenses to average net assets (4)(5)(7)	1.01%	1.16%
Ratio of net expenses to average net assets (5)(7)	0.92%	0.92%
Ratio of net investment income to average net assets (5)(6)(7)	3.03%	2.68%
Portfolio Turnover Rate	288%	26%

(1)	The Sierra Strategic Municipal Fund Special shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL BOND FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Period Ended March 31, 2020 (Unaudited) (1)	Class A	Class C	Investor Class	Instl Class
Net asset value, beginning of period	$25.00	$25.00	$25.00	$25.00
Activity from investment operations:
Net investment income (2)	0.29	0.04	0.30	0.35
Net realized and unrealized gain on investments	2.07	2.30	2.05	2.05
Total from investment operations	2.36	2.34	2.35	2.40
Less distributions from:
Net investment income	(0.33)	(0.32)	(0.32)	(0.36)
Total distributions	(0.33)	(0.32)	(0.32)	(0.36)
Net asset value, end of period	$27.03	$27.02	$27.03	$27.04
Total return (3)(8)	9.56%	9.45%	9.48%	9.69%
Net assets, at the end of period (000s)	$212	$500	$5,630	$606,697
Ratio of gross expenses to average net assets (4)(5)(7)	1.52%	2.27%	1.67%	1.27%
Ratio of net expenses to average net assets (5)(7)	1.52%	2.27%	1.67%	1.27%
Ratio of net investment income to average net assets (5)(6)(7)	3.01%	3.76%	3.16%	2.76%
Portfolio Turnover Rate (8)	403%	403%	403%	403%

(1)	The Sierra Tactical Bond Fund Class A, Class C, Investor Class, and Instl Class shares commenced operations on October 1, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain (4) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

THE SIERRA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2020

1.	ORGANIZATION

The Sierra Tactical All Asset Fund (“STAAF”), Sierra Tactical Core Income Fund (“STCIF”), Sierra Tactical Municipal Fund (“STMF”), and Sierra Tactical Bond Fund (“STBF”) (each a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment company. STAAF’s two investment objectives are to provide long-term total return (the combination of yield and net price gains from underlying funds) and to limit volatility and downside risk. STCIF’s two investment objectives are to provide total return (with income contributing a significant part) and to limit volatility and downside risk. STMF’s investment objective is to seek total return, including tax-free income from the dividends of underlying municipal bond funds, while seeking to limit downside risk. STBF seeks total return. The Funds pursue their investment objectives by investing in a broadly diversified portfolio consisting of open-end and/or closed-end investment companies, including mutual funds and exchange-traded funds (“ETFs”).

The Funds currently each offer Class A, Class C, Investor Class, and Instl Class with STAAF also offering Class A1 and Class I1, and STMF also offering Special Shares. Class C, Investor Class, Instl Class, Special Shares and Class I1 shares are offered at net asset value. The Trust suspended the sale of Class Y shares for STAAF. Effective July 26, 2019, the Trust suspended the sale of Class Y shares and existing Class Y shares have been converted into Instl Class shares for STCIF. Class A and Class A1 shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the respective Fund and classes are identical except for differences in their sales charge structures, minimum investment amounts and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being

THE SIERRA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2020

determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, this committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for

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March 31, 2020

which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the

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March 31, 2020

security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2020 for the Funds’ assets measured at fair value:

Sierra Tactical All Asset Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$255,157,778	$—	$—	$255,157,778
Mutual Funds	126,099,580	—	—	126,099,580
Short-Term Investment	227,926,107	—	—	227,926,107
Total	$609,183,465	$—	$—	$609,183,465

Sierra Tactical Core Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$747,711,312	$—	$—	$747,711,312
Mutual Funds	79,281,313	—	—	79,281,313
Short-Term Investment	702,581,407	—	—	702,581,407
Total	$1,529,574,032	$—	$—	$1,529,574,032

Sierra Tactical Municipal Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$59,726,835	$—	$—	$59,726,835
Mutual Funds	27,579,453	—	—	27,579,453
Short-Term Investment	74,856,267	—	—	74,856,267
Total	$162,162,555	$—	$—	$162,162,555

Sierra Tactical Bond Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$594,518,886	$—	$—	$594,518,886
Short-Term Investment	12,805,287	—	—	12,805,287
Total	$607,324,173	$—	$—	$607,324,173

The Funds did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for classification.

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March 31, 2020

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for STCIF, STMF and STBF and quarterly for STAAF. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2016 to September 30, 2019, or expected to be taken in the Funds’ September 30, 2020 tax returns. The Funds have identified their major tax jurisdictions as U.S. federal, Ohio (Nebraska in prior years) and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

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March 31, 2020

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2020, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $743,756,864 and $844,476,464 respectively for STAAF. For the six months ended March 31, 2020, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $1,743,537,258 and $1,910,625,770, respectively for STCIF. For the six months ended March 31, 2020, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $356,668,362 and $380,944,984, respectively for STMF. For the period ended March 31 ,2020, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to 1,854,068,990 and 1,293,122,203, respectively for STBF.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Wright Fund Management, LLC serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets for STAAF, 0.75% of the Fund’s average daily net assets for STCIF, 0.75% of the Fund’s average daily net assets for STMF, and 1.05% of the Fund’s average daily assets for STBF. For the six months or period ended March 31, 2020, STAAF incurred $3,553,438 in advisory fees, STCIF incurred $5,114,612 in advisory fees, STMF incurred $567,270 in advisory fees, and STBF incurred $1,730,809 in advisory fees

Pursuant to a written contract (the “Expense Limitation Agreement”), the Adviser has agreed, at least until January 31, 2021 for STCIF, STAAF, STMF and STBF, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2020

incurred by the Funds (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses), taxes or extraordinary expenses, such as litigation expenses) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

	Class A	Class C	Investor Class	Instl Class	Class A1	Class I1	Special Shares
STAAF	1.75%	2.50%	1.75%	1.50%	1.90%	1.90%	N/A
STCIF	1.35%	1.95%	1.35%	1.00%	N/A	N/A	N/A
STMF	1.23%	1.98%	1.38%	0.98%	N/A	N/A	0.92%
STBF	1.54%	2.29%	1.69%	1.29%	N/A	N/A	N/A

These amounts will herein be referred to as the “expense limitations.”

If the Adviser waives any fees or reimburses any expenses pursuant to the Expense Limitation Agreement, and a Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by the respective Fund provided that such reimbursement does not cause that Fund’s operating expenses to exceed its respective expense limitation. If either Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Expense Limitation Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months or period ended March 31, 2020, the Adviser waived $0 with respect to STAAF, STCIF, and STBF, and $70,486 with respect to STMF under each Fund’s Expense Limitation Agreement.

The following amounts are subject to recapture by the Adviser by the following dates:

	9/30/2020	9/30/2021	9/30/2022
STCIF	$18,853	$15,817	$20,338
STMF	$—	$—	$145,234

Distributor – The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plan” or “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at annual rates of 0.25%, 0.25%, 1.00%, 0.40% and 0.40% of the average daily net assets attributable to Class A, Investor Class, Class C, Class A1 and Class I1 shares, respectively for STAAF, 0.40%, 0.40% and 1.00% of the average daily net assets attributable to Class A, Investor and C shares, respectively for STCIF, 0.25%, 1.00% and 0.40% for Class A, Class C and Investor shares, respectively for STMF, and 0.25%, 1.00%, 0.00%, and 0.40% of the average daily net assets attributable to Class A, Class C, Institutional Class,

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2020

and Investor Class shares, respectively for STBF, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. On sales of STAAF’s Class A and Class A1 shares, respectively, for the six months ended March 31, 2020 the Distributor received $51,630 and $9,570 from front-end sales charges of which $2,890 and $517 was retained by the principal underwriter or other affiliated broker-dealers. On sales of STCIF’s Class A shares for the six months ended March 31, 2020, the Distributor received $243,323 from front-end sales charge of which $14,252 was retained by the principal underwriter or other affiliated broker-dealers. On sales of STMF’s Class A shares for the six months ended March 31, 2020, the Distributor received $36,818 from front-end sales charge of which $2,867 was retained by the principal underwriter or other affiliated broker-dealers. On the sales of STBF’s Class A shares for the period ended March 31, 2020, the Distributor received $5,973 from front-end sales charge of which $292 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including Northern Lights Distributors, LLC, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2020

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the periods ended September 30, 2019 and September 30, 2018 were as follows:

For Fiscal Year Ended	Ordinary	Tax-exempt	Long-Term
9/30/2019	Income	Income	Capital Gains	Total
Sierra Tactical All Asset Fund	$9,631,726	$1,784,261	$—	$11,415,987
Sierra Tactical Core Income Fund	28,256,054	2,987,888	—	31,243,942
Sierra Tactical Municipal Fund	—	1,482,106	—	1,482,106

For Fiscal Year Ended	Ordinary	Tax-exempt	Long-Term
9/30/2018	Income	Income	Capital Gains	Total
Sierra Tactical All Asset Fund	$12,470,477	$2,761,989	$—	$15,232,466
Sierra Tactical Core Income Fund	25,063,936	5,788,748	—	30,852,684

As of September 30, 2019, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings
Sierra Tactical All Asset Fund	$1,041,329	$—	$—	$—	$—	$4,450,602	$5,491,931
Sierra Tactical Core Income Fund	1,129,912	—	—	—	—	22,295,672	23,425,584
Sierra Tactical Municipal Fund	276,883	—	—	—	—	4,020,566	4,297,449

The difference between the book basis and tax basis for unrealized appreciation and undistributed net realized gains from security transactions is primarily attributable to the tax deferral of losses on wash sales.

At September 30, 2019, the Funds utilized capital loss carry forwards for federal income tax purposes to offset capital gains as follows:

	Non-Expiring	Non-Expiring		CLCF
	Short-Term	Long-Term	Total	Utilized
Sierra Tactical All Asset Fund	$—	$—	$—	$742,623
Sierra Tactical Core Income Fund	—	—	—	1,817,363

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2020

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, resulted in reclassifications for the Funds for the fiscal year ended September 30, 2019 as follows:

Paid
	In	Accumulated
	Capital	Earnings (Losses)
Sierra Tactical All Asset Fund	$—	$—
Sierra Tactical Core Income Fund	—	—
Sierra Tactical Municipal Fund	(43,922)	43,922

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2020, TD Ameritrade held approximately 59.9%, 32.7%, 66.7%, and 63.8% of the voting securities of STAAF, STCIF, STMF, and STBF, respectively. The Trust has no knowledge as to whether all or any portion of the shares owned of record by TD Ameritrade are also owned beneficially.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

STAAF, STCIF, and STMF currently invest a portion of their assets in the Goldman Sachs Financial Square Government Fund - Institutional Class (“Goldman”). Goldman is registered under the 1940 Act as open-end management investment companies. STAAF, STCIF, and STMF may redeem its investments in Goldman at any time if the Advisor determines that it is in the best interest of STAAF, STMF, and their shareholders to do so. The performance of STAAF, STCIF, and STMF will be directly affected by the performance of Goldman. The financial statements of Goldman, including their portfolios of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with STAAF, STCIF, and STMF financial statements. As of March 31, 2020, the percentage of the Fund’s net assets invested in Goldman Sachs Financial Square Government Fund - Institutional Class was 38.8%, 48.1%, and 41.1% in STAAF, STCIF, and STMF, respectively.

STBF currently invests a portion of its assets in the iShares 20+ Year Treasury Bond ETF (“iShares). iShares is registered under the 1940 Act as open-end management investment companies. STBF may redeem its investments in Invesco at any time if the Advisor determines that it is in the best interest of STBF and its shareholders to do so. The performance of STBF will be directly affected by the performance of iShares. The financial statements of iShares, including their portfolios of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with STBF financial statements. As of March 31, 2020, the percentage of the Fund’s net assets invested in iShares 20+ Year Treasury Bond ETF was 97.0%.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2020

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Sierra Tactical All Asset Fund	$610,880,947	$995,625	$(2,693,107)	$(1,697,482)
Sierra Tactical Core Income Fund	$1,530,549,500	$1,633,149	$(2,608,617)	$(975,468)
Sierra Tactical Municipal Fund	$163,186,151	$5,359	$(1,028,955)	$(1,023,596)
Sierra Tactical Bond Fund	$605,626,484	$1,697,689	$—	$1,697,689

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

Dividends: The Board declared the following monthly dividends:

Fund		Dividend Per Share	Record Date	Payable Date
Sierra Tactical Core Income Fund	Class A	0.0078	4/28/2020	4/29/2020
Sierra Tactical Core Income Fund	Class C	0.0000	4/28/2020	4/29/2020
Sierra Tactical Core Income Fund	Investor Class	0.0078	4/28/2020	4/29/2020
Sierra Tactical Core Income Fund	Institutional Class	0.0150	4/28/2020	4/29/2020

Fund		Dividend Per Share	Record Date	Payable Date
Sierra Tactical Core Income Fund	Class A	0.0330	5/27/2020	5/28/2020
Sierra Tactical Core Income Fund	Class C	0.0232	5/27/2020	5/28/2020
Sierra Tactical Core Income Fund	Investor Class	0.0329	5/27/2020	5/28/2020
Sierra Tactical Core Income Fund	Institutional Class	0.0396	5/27/2020	5/28/2020

Fund		Dividend Per Share	Record Date	Payable Date
Sierra Tactical Municipal Fund	Class A	0.0118	4/28/2020	4/29/2020
Sierra Tactical Municipal Fund	Class C	0.0000	4/28/2020	4/29/2020
Sierra Tactical Municipal Fund	Investor Class	0.0114	4/28/2020	4/29/2020
Sierra Tactical Municipal Fund	Institutional Class	0.0174	4/28/2020	4/29/2020
Sierra Tactical Municipal Fund	Special Class	0.0192	4/28/2020	4/29/2020

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2020

Fund		Dividend Per Share	Record Date	Payable Date
Sierra Tactical Municipal Fund	Class A	0.0081	5/27/2020	5/28/2020
Sierra Tactical Municipal Fund	Class C	0.0000	5/27/2020	5/28/2020
Sierra Tactical Municipal Fund	Investor Class	0.0059	5/27/2020	5/28/2020
Sierra Tactical Municipal Fund	Institutional Class	0.0130	5/27/2020	5/28/2020
Sierra Tactical Municipal Fund	Special Class	0.0150	5/27/2020	5/28/2020

Fund		Dividend Per Share	Record Date	Payable Date
Sierra Tactical Bond Fund	Class A	0.0641	4/28/2020	4/29/2020
Sierra Tactical Bond Fund	Class C	0.0479	4/28/2020	4/29/2020
Sierra Tactical Bond Fund	Investor Class	0.0584	4/28/2020	4/29/2020
Sierra Tactical Bond Fund	Institutional Class	0.0677	4/28/2020	4/29/2020

Fund		Dividend Per Share	Record Date	Payable Date
Sierra Tactical Bond Fund	Class A	0.0643	5/27/2020	5/28/2020
Sierra Tactical Bond Fund	Class C	0.0486	5/27/2020	5/28/2020
Sierra Tactical Bond Fund	Investor Class	0.0620	5/27/2020	5/28/2020
Sierra Tactical Bond Fund	Institutional Class	0.0681	5/27/2020	5/28/2020

THE SIERRA FUNDS

EXPENSE EXAMPLES (Unaudited)

March 31, 2020

As a shareholder of the Sierra Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A and Class A1 shares and; (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Sierra Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2019 through March 31, 2020.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $ 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Sierra Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) . Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending	Expenses Paid	Expense Ratio
	Value	Account Value	During Period*	During Period**
Actual	10/1/2019	3/31/2020	10/1/2019 - 3/31/2020	10/1/2019 - 3/31/2020
Sierra Tactical All Asset Class A	$1,000.00	$982.30	$8.58	1.73%
Sierra Tactical All Asset Class C	1,000.00	979.00	12.28	2.48%
Sierra Tactical All Asset Investor Class	1,000.00	981.90	8.58	1.73%
Sierra Tactical All Asset Instl Class	1,000.00	983.90	7.34	1.48%
Sierra Tactical All Asset Class A1	1,000.00	977.80	9.30	1.88%
Sierra Tactical All Asset Class I1	1,000.00	986.00	9.34	1.88%
Sierra Tactical Core Income Class A	1,000.00	980.60	6.64	1.34%
Sierra Tactical Core Income Class C	1,000.00	977.70	9.84	1.99%
Sierra Tactical Core Income Investor Class	1,000.00	980.60	6.64	1.34%
Sierra Tactical Core Income Instl Class	1,000.00	982.40	4.66	0.94%
Sierra Tactical Municipal Fund Class A	1,000.00	957.50	7.90	1.52%
Sierra Tactical Municipal Fund Class C	1,000.00	955.10	11.54	2.22%
Sierra Tactical Municipal Fund Investor Class	1,000.00	956.80	8.68	1.67%
Sierra Tactical Municipal Fund Instl Class	1,000.00	958.90	6.62	1.27%
Sierra Tactical Municipal Fund Special Shares	1,000.00	959.40	4.80	0.92%
Sierra Tactical Bond Fund Class A***	1,000.00	1,095.60	7.90	1.52%
Sierra Tactical Bond Fund Class C***	1,000.00	1,094.50	11.54	2.22%
Sierra Tactical Bond Fund Investor Class***	1,000.00	1,094.80	8.68	1.67%
Sierra Tactical Bond Fund Institutional Class***	1,000.00	1,096.90	6.62	1.27%

THE SIERRA FUNDS

EXPENSE EXAMPLES (Unaudited)(Continued)

March 31, 2020

	Beginning Account	Ending	Expenses Paid	Expense Ratio
Hypothetical	Value	Account Value	During Period*	During Period**
(5% return before expenses)	10/1/2019	3/31/2020	10/1/2019 - 3/31/2020	10/1/2019 - 3/31/2020
Sierra Tactical All Asset Class A	$1,000.00	$1,016.35	$8.73	1.73%
Sierra Tactical All Asset Class C	1,000.00	1,012.59	12.48	2.48%
Sierra Tactical All Asset Investor Class	1,000.00	1,016.35	8.73	1.73%
Sierra Tactical All Asset Instl Class	1,000.00	1,017.60	7.47	1.48%
Sierra Tactical All Asset Class A1	1,000.00	1,015.60	9.48	1.88%
Sierra Tactical All Asset Class I1	1,000.00	1,015.59	9.48	1.88%
Sierra Tactical Core Income Class A	1,000.00	1,018.30	6.76	1.34%
Sierra Tactical Core Income Class C	1,000.00	1,015.05	10.02	1.99%
Sierra Tactical Core Income Investor Class	1,000.00	1,018.30	6.76	1.34%
Sierra Tactical Core Income Instl Class	1,000.00	1,020.30	4.75	0.94%
Sierra Tactical Municipal Fund Class A	1,000.00	1,018.85	7.60	1.52%
Sierra Tactical Municipal Fund Class C	1,000.00	1,015.10	11.10	2.22%
Sierra Tactical Municipal Fund Investor Class	1,000.00	1,018.10	8.36	1.67%
Sierra Tactical Municipal Fund Institutional Class	1,000.00	1,020.10	6.37	1.27%
Sierra Tactical Municipal Fund Special Shares	1,000.00	1,020.40	6.37	0.92%
Sierra Tactical Bond Fund Class A***	1,000.00	1,017.33	7.60	1.52%
Sierra Tactical Bond Fund Class C***	1,000.00	1,013.84	11.10	2.22%
Sierra Tactical Bond Fund Investor Class***	1,000.00	1,016.57	8.36	1.67%
Sierra Tactical Bond Fund Institutional Class***	1,000.00	1,018.55	6.37	1.27%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

**	Annualized.

***	Actual expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable a comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 183/366 (to reflect the full half-year period).

THE SIERRA FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2020

Wright Fund Management, LLC (Adviser to Sierra Tactical Bond Fund (“Sierra Bond”) *

In connection with the regular meeting held on June 25-26, 2019 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Wright Fund Management, LLC (“Adviser”) and the Trust, with respect to the Sierra Bond. In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services.

The Trustees noted that Wright was founded in 1987 and had approximately $3.6 billion in assets under management. They further noted that Wright offered a tactical style of portfolio management and advisory services to individuals, institutions, trusts, private funds, and investment companies. The Trustees reviewed the background information on the adviser’s key personnel, taking into consideration their education and financial industry experience. They noted that Wright utilized a proprietary mathematical model to determine trends in high yield corporate bond markets. They further noted that Wright researched and analyzed high yield corporate bonds mutual funds and ETFs that invested primarily in high yield corporate bonds to select investments with strong trends that exhibited value added performance and limited correlation to one another. The Trustees reviewed Wright’s risk mitigation procedures and noted they appeared applicable. They concluded that Wright was expected to provide a high level of quality service to Sierra Bond and its prospective shareholders.

Performance.

The Trustees discussed the Fund’s proposed investment objective and strategy. They reviewed the performance of two separately managed account (“SMA”) programs, both of which were managed by an affiliate of Wright in a manner comparable to the manner proposed for Sierra Bond. The Trustees noted that both programs outperformed the benchmark over the one year period. The Trustees agreed that the Fund had the potential to deliver strong performance to its prospective shareholders.

Fees and Expenses.

The Trustees reviewed the proposed advisory fee of 1.05% and noted that it was the highest in its Morningstar category but was less than the maximum advisory fee charged by Wright’s affiliates for the similarly managed SMA programs, and in line with the peer group. They noted that larger SMA clients paid amounts similar to the proposed fee. They further noted that Sierra Bond had a proposed

THE SIERRA FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

March 31, 2020

net expense ratio of 1.59%, which was higher than the Morningstar category average and median but significantly lower than the Morningstar category high of 4.40%. The Trustees reviewed the expense ratios for Wright’s comparable bond programs and noted the expense ratios were lower than both programs. They agreed that proposed advisory fee was not unreasonable.

Economies of Scale.

The Trustees considered whether the adviser would experience economies of scale with respect to providing advisory services to Sierra Bond. The Trustees noted Wright’s willingness to discuss breakpoints with the Trustees once Sierra Bond’s assets reached $300 million. They acknowledged that shareholders would initially benefit from the expense limitation agreement, which allowed shareholders to benefit from reduced total expenses prior to Sierra Bond achieving economies of scale. After discussion, it was the consensus of the Trustees that economies of scale would be revisited as Sierra Bond’s assets increased.

Profitability.

The Trustees reviewed the profit analysis provided by Wright. They noted that because Sierra Bond had not yet commenced operations, the profitability analysis provided was an estimate based on projected asset growth over the first 24 months of operations. They noted that while Wright projected making a solid profit in terms of actual dollars and percentage in connection with its relationship to Sierra Bond if estimated asset levels were achieved, they agreed that the projected profits were not excessive.

Conclusion.

Having requested and received such information from Wright as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the advisory fee structure was not unreasonable and that approval of the advisory agreement was in the best interests of the shareholders of Sierra Bond.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

THE SIERRA FUNDS

Additional Information (Unaudited)

March 31, 2020

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended March 31, 2020, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-738-4363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC website at http://www.sec.gov. The Funds’ Forms N-PORT may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISER

Wright Fund Management, LLC

3420 Ocean Park Blvd. Suite 3060

Santa Monica, CA 90405

ADMINISTRATOR

Gemini Fund Services, LLC

4221 North 203rd Street, Suite 100

Elkhorn, Nebraska 68022-3474

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 6/08/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 6/08/20

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/ Treasurer

Date 6/08/20